Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 43,162	₩ 30,064	₩ 37,547
Accounts receivable – trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	37,906	27,053	31,546
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 5,256	₩ 3,011	₩ 6,001